UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Whitman Capital LLC
Address: 525 University Ave., Ste. 701
         Palo Alto, CA  94301

13F File Number:  28-05273

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas F. Whitman
Title:     President
Phone:     650-325-9700

Signature, Place, and Date of Signing:

     /s/  Douglas F. Whitman     Palo Alto, CA     April 06, 2004

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     16

Form13F Information Table Value Total:     $110,294 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ASCENTIAL SOFTWARE CORP        COM NEW          04362P207     2771   126994 SH       Sole    0              126994        0        0
AUTODESK INC                   COM              52769106      2953    93681 SH       Sole    0               93681        0        0
CEVA INC                       COM              157210105     5240   552786 SH       Sole    0              552786        0        0
CISCO SYS INC                  COM              17275R102     2357   100000 SH       Sole    0              100000        0        0
CITRIX SYS INC                 COM              177376100     9646   446140 SH       Sole    0              446140        0        0
DSP GROUP INC                  COM              23332B106    15567   603363 SH       Sole    0              603363        0        0
FLEXTRONICS INTL LTD           ORD              Y2573F102     6316   369600 SH       Sole    0              369600        0        0
KEYNOTE SYS INC                COM              493308100     4997   387097 SH       Sole    0              387097        0        0
MARVELL TECHNOLOGY GROUP LTD   ORD              G5876H105    18320   407469 SH       Sole    0              407469        0        0
PC-TEL INC                     COM              69325Q105    10100   977713 SH       Sole    0              977713        0        0
POLYCOM INC                    COM              73172K104    10372   488798 SH       Sole    0              488798        0        0
QLOGIC CORP                    COM              747277101    13091   396700 SH       Sole    0              396700        0        0
RSA SEC INC                    COM              749719100     1131    60200 SH       Sole    0               60200        0        0
SILICON IMAGE INC              COM              82705T102     1689   163353 SH       Sole    0              163353        0        0
TELLABS INC                    COM              879664100     3434   396500 SH       Sole    0              396500        0        0
VITRIA TECHNOLOGY              COM NEW          92849Q401     2310   392937 SH       Sole    0              392937        0        0